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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2002

If amended report check here          |_|           Amended Number:  _______

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

1301 Capital of TX Hwy. Suite B-228           Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                              (Manual Signature of Person Duly
                                              Authorized to submit This Report)

                                        May 2, 2002  Austin, Texas
                                       ------------------------------
                                              (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.

                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            71
                                              --------------

Form 13F Information Table Value Total:         $338,878
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

                                       FORM 13F

                                  INFORMATION TABLE
                                                                         PAGE 1

ITEM 1                              ITEM 2    ITEM 3   ITEM 4   ITEM 5           ITEM 6             ITEM 7           ITEM 8
                                                        FAIR               INVESTMENT DISCRETION             VOTING AUTHORITY
                                    TITLE              MARKET    SHARE                              OTHER
NAME OF ISSUER                        OF       CUSIP   VALUE    AMOUNT     SOLE  SHARED   NONE     MANAGERS   SOLE   SHARED   NONE
                                    CLASS     NUMBER  (X$1000)  (X100)      (A)   (B)     ( C )                (A)    (B)    ( C )
------------------------------------------------------------------------------------------------------------------------------------
A. Schulman                         COM    808194104     4,307     2,355   SOLE                                 X
AAR Corp.                           COM    361105       14,675    13,626   SOLE                                 X
Adaptec Inc.                        COM    00651f108        15        11   SOLE                                 X
American Express                    COM    25816109        573       140   SOLE                                 X
American Tel & Tel                  COM    1957109         423       270   SOLE                                 X
Ampco Pittsburgh                    COM    32037103      1,046       897   SOLE                                 X
Angelica Corp                       COM    34663104      1,753     1,132   SOLE                                 X
AT&T Wireless                       COM    00209A106        55        62   SOLE                                 X
AVX Corp.                           COM    002444107     1,084       518   SOLE                                 X
Barrick Gold Corp                   COM    67901108      8,619     4,644   SOLE                                 X
Berkshire Hathaway Cl B             COM    084670207     1,379         6   SOLE                                 X
Blair Corp                          COM    092828102     1,753       953   SOLE                                 X
Cntl Fnd of CDA Cl A                COM    153501101       233       592   SOLE                                 X
Cooper Tire & Rubber                COM    216831107       352       163   SOLE                                 X
Corning Inc.                        COM    219350105       390       512   SOLE                                 X
CPI Corp.                           COM    125902106    25,443    15,467   SOLE                                 X
Crown Pacific Partners LP           COM    228439105     3,260     5,158   SOLE                                 X
Cummins Inc.                        COM    231021106     5,425     1,149   SOLE                                 X
Donnelly Corp.                      COM    257870105     4,907     2,772   SOLE                                 X
Dress Barn                          COM    261570105     1,252       423   SOLE                                 X
Dynamics Research                   COM    268057106     7,039     2,787   SOLE                                 X
Eastman Kodak                       COM    277461109    16,716     5,363   SOLE                                 X
Ethan Allen Interiors               COM    297602104     5,771     1,516   SOLE                                 X
Evans & Sutherland                  COM    299096107     3,039     4,191   SOLE                                 X
FedEx Corporation                   COM    31428X106     1,729       298   SOLE                                 X
Flexsteel Inds                      COM    339382103       887       591   SOLE                                 X
Gannett Co Inc.                     COM    364730101        82        11   SOLE                                 X
Gardner Denver Inc.                 COM    365558105     3,092     1,262   SOLE                                 X
Great Lakes Chemical                COM    390568103    20,378     7,234   SOLE                                 X
Heinz H J Co                        COM    423074103        75        18   SOLE                                 X
Helmerich & Payne                   COM    423452101     5,963     1,487   SOLE                                 X
Hubbell Inc. Class B                COM    443510201     4,070     1,237   SOLE                                 X
Japan Smaller Capitalization Fund   COM    47109U104       626     1,012   SOLE                                 X
Kemet Corp.                         COM    488360108     1,158       598   SOLE                                 X
Knape & Vogt Mfg Co                 COM    498782101       141       116   SOLE                                 X
Lawson Products                     COM    520776105     8,991     3,120   SOLE                                 X
Layne Christensen Company           COM    521050104     1,024     1,089   SOLE                                 X
Learning Tree                       COM    522015106       698       289   SOLE                                 X
Lufkin Industries                   COM    549764108       552       205   SOLE                                 X
Lydall Inc                          COM    550819106     2,022     1,426   SOLE                                 X
Magnetek Inc.                       COM    559424106        82        70   SOLE                                 X
Matrix Services                     COM    576853105    11,825    13,514   SOLE                                 X
Maxwell Technologies                COM    577767106    11,310    12,161   SOLE                                 X
Maytag Corp.                        COM    578592107     1,385       313   SOLE                                 X
Methode Electronics                 COM    591520200     8,640     6,940   SOLE                                 X
MetroLogic Instruments              COM    591676101     1,063     1,448   SOLE                                 X
MTS Systems Corp                    COM    553777103       695       635   SOLE                                 X
Myers Industries Inc.               COM    628464109     8,085     5,576   SOLE                                 X
Newhall Land & Farming              COM    651426108       135        43   SOLE                                 X
Newmont Mining                      COM    651639106     5,348     1,931   SOLE                                 X
NS Group Inc.                       COM    628916108     4,730     5,192   SOLE                                 X
Parlex Corp.                        COM    701630105     3,948     3,087   SOLE                                 X
Phelps Dodge Corp.                  COM    717265102     1,155       274   SOLE                                 X
Quintiles Transnational Corp.       COM    748767100        79        44   SOLE                                 X
R R Donnelley & Sons                COM    257867101     4,879     1,569   SOLE                                 X
Readers Digest Cl B                 COM    755267200    22,391     9,408   SOLE                                 X
Regal Beloit                        COM    758750103     5,825     2,280   SOLE                                 X
Rollins Inc                         COM    775711104       647       306   SOLE                                 X
Roxio Inc.                          COM    780008108        32        14   SOLE                                 X
Royce Value Trust                   COM    780910105     4,595     2,560   SOLE                                 X
Sears Roebuck                       COM    812387108     3,178       620   SOLE                                 X
SL Inds Inc.                        COM    784413106       177       221   SOLE                                 X
Snap-On Inc                         COM    833034101    15,537     4,563   SOLE                                 X
Sonoco Products                     COM    835495102     2,367       827   SOLE                                 X
Southwest Gas                       COM    844895102     6,896     2,758   SOLE                                 X
Textron Inc.                        COM    883203101     6,959     1,362   SOLE                                 X
Toys R Us                           COM    892335100    28,746    16,006   SOLE                                 X
Trinity Industries Inc.             COM    896522109     7,108     2,924   SOLE                                 X
Valmont Industries                  COM    920253101     4,677     2,613   SOLE                                 X
Vishay InterTechnology              COM    928298108       491       242   SOLE                                 X
X-Rite Inc.                         COM    983857103     4,899     6,124   SOLE                                 X